Share-Based Payment (Details) - Schedule of Fair Value of the Options Granted Under the Plan Using the Black- Scholes Option Pricing Model - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value of the Options Granted Under the Plan Using the Black- Scholes Option Pricing Model [Line Items]
Expected term (years)	10 years	10 years
Dividend yield
Bottom of range [member]
Schedule of Fair Value of the Options Granted Under the Plan Using the Black- Scholes Option Pricing Model [Line Items]
Expected volatility	87.05%	89.78%
Exercise price (in Dollars per share)	$ 0.13	$ 0.17
Risk-free interest rate	2.886%	1.37%
Top of range [member]
Schedule of Fair Value of the Options Granted Under the Plan Using the Black- Scholes Option Pricing Model [Line Items]
Expected volatility	86.22%	94.32%
Exercise price (in Dollars per share)	$ 0.14	$ 0.55
Risk-free interest rate	3.684%	3.356%